Note 11 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 1,994	$ 3,038	$ 1,020
Total	21,024	22,786	14,826
Voyage Expenses [Member]
Port charges / other voyage expenses	1	678	1
Bunkers	659	830	18
Commissions (including $511, $829 and $761 respectively, to related party)	1,334	1,530	1,001
Total	1,994	3,038	1,020
Vessel Operating Expenses [Member]
Crew wages and related costs	14,532	15,771	10,185
Insurance	1,194	1,180	761
Repairs and maintenance (including $187, $247 and $60 respectively, to related party)	1,259	1,528	1,120
Spares and consumable stores	3,861	4,148	2,645
Registration and tonnage taxes (Note 13)	$ 178	$ 159	$ 115